UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON
WESTERN ASSET VARIABLE
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
(FORMERLY KNOWN AS LEGG MASON
PARTNERS VARIABLE DIVERSIFIED
STRATEGIC INCOME PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited)	September 30, 2009

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 37.1%
CONSUMER DISCRETIONARY — 3.1%
Automobiles — 0.1%
	Motors Liquidation Co., Senior Debentures:
$155,000	8.250% due 7/15/23 (a)	$24,800
5,000	8.375% due 7/15/33 (a)	837

	Total Automobiles	25,637

Hotels, Restaurants & Leisure — 0.3%
10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	9,000
65,000	MGM MIRAGE Inc., Notes, 6.750% due 9/1/12	54,762
50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16 (a)(b)	15,250
50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	49,750

	Total Hotels, Restaurants & Leisure	128,762

Media — 2.7%
199,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)(b)	37,810
20,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	19,000
80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	98,803
	Comcast Corp.:
270,000	5.700% due 5/15/18	284,352
	Notes:
120,000	6.500% due 1/15/15	133,866
10,000	5.875% due 2/15/18	10,673
10,000	Senior Notes, 6.500% due 1/15/17	10,992
	CSC Holdings Inc., Senior Notes:
5,000	7.625% due 4/1/11	5,212
50,000	6.750% due 4/15/12	51,750
50,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	48,750
	News America Inc., Senior Notes:
20,000	6.200% due 12/15/34	19,739
10,000	6.650% due 11/15/37	10,451
50,000	Reed Elsevier Capital Inc., Notes, 8.625% due 1/15/19	61,702
	Time Warner Cable Inc., Senior Notes:
20,000	8.750% due 2/14/19	24,680
170,000	8.250% due 4/1/19	205,830
40,000	6.750% due 6/15/39	43,402
50,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	56,193

	Total Media	1,123,205

Multiline Retail — 0.0%
21,233	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (d)	18,261

	TOTAL CONSUMER DISCRETIONARY	1,295,865

CONSUMER STAPLES — 0.6%
Food & Staples Retailing — 0.5%
70,000	CVS Caremark Corp., Senior Notes, 6.600% due 3/15/19	79,050
125,613	CVS Pass-Through Trust, Secured Notes, 6.943% due 1/10/30	127,236

	Total Food & Staples Retailing	206,286

Food Products — 0.1%
35,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	35,175
5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	5,322

	Total Food Products	40,497

	TOTAL CONSUMER STAPLES	246,783

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

ENERGY — 5.8%
Energy Equipment & Services — 0.2%
$40,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	$36,600
	Southern Natural Gas Co.:
20,000	Notes, 5.900% due 4/1/17 (c)	20,698
25,000	Senior Notes, 8.000% due 3/1/32	29,685

	Total Energy Equipment & Services	86,983

Oil, Gas & Consumable Fuels — 5.6%
55,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	61,021
	Anadarko Petroleum Corp., Senior Notes:
40,000	8.700% due 3/15/19	47,907
45,000	6.450% due 9/15/36	46,613
30,000	Cenovus Energy Inc., Senior Notes, 6.750% due 11/15/39 (c)	32,434
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	95,000
50,000	6.250% due 1/15/18	45,000
	Compagnie Generale de Geophysique SA, Senior Notes:
10,000	7.500% due 5/15/15	10,000
45,000	7.750% due 5/15/17	44,887
275,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	323,644
	El Paso Corp., Medium-Term Notes:
50,000	7.375% due 12/15/12	51,256
22,000	7.800% due 8/1/31	20,287
75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	74,719
200,000	Hess Corp., Notes, 8.125% due 2/15/19	240,679
135,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	153,177
	Kinder Morgan Energy Partners LP:
100,000	Notes, 6.750% due 3/15/11	106,085
	Senior Notes:
20,000	5.850% due 9/15/12	21,563
20,000	6.000% due 2/1/17	20,933
60,000	Noble Energy Inc., Senior Notes, 8.250% due 3/1/19	72,551
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14	23,100
30,000	8.250% due 12/15/14	23,400
15,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	15,225
15,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	14,508
56,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	60,060
35,000	SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16 (c)	36,662
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(b)(c)	700
55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	42,075
50,000	Tennessee Gas Pipeline Co., Debentures, 7.625% due 4/1/37	57,067
25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	24,812
	Williams Cos. Inc.:
30,000	Debentures, 7.500% due 1/15/31	30,723
	Notes:
150,000	7.125% due 9/1/11	159,120
60,000	7.875% due 9/1/21	65,027
10,000	8.750% due 3/15/32	11,498
	Senior Notes:
125,000	7.625% due 7/15/19	135,191
70,000	7.750% due 6/15/31	73,597
	XTO Energy Inc., Senior Notes:
30,000	7.500% due 4/15/12	33,281
30,000	5.500% due 6/15/18	31,013
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 5.6% (continued)
$60,000	6.500% due 12/15/18	$66,354

	Total Oil, Gas & Consumable Fuels	2,371,169

	TOTAL ENERGY	2,458,152

FINANCIALS — 14.4%
Capital Markets — 0.9%
70,000	Bear Stearns Cos. Inc., Senior Notes, 7.250% due 2/1/18	80,070
80,000	Credit Suisse Guernsey Ltd., Junior Subordinated Notes, 5.860% due 5/15/17 (e)(f)	61,200
370,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (a)(b)(c)	80,475
90,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(e)(f)	9
60,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.155% due 8/19/65 (a)(e)	6
50,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (a)	8,750
20,000	Merrill Lynch & Co. Inc., Notes, 6.875% due 4/25/18	21,068
	Morgan Stanley, Medium-Term Notes:
100,000	5.625% due 1/9/12	106,016
50,000	0.960% due 10/18/16 (e)	44,722

	Total Capital Markets	402,316

Commercial Banks — 2.8%
100,000	Barclays Bank PLC, Senior Notes, 5.200% due 7/10/14	105,743
	Glitnir Banki HF:
150,000	Notes, 6.330% due 7/28/11 (a)(b)(c)	37,500
130,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	78
100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (c)(e)	81,762
260,000	Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11 (a)(b)(c)	14,950
120,000	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15 (c)(e)(f)	99,709
	Royal Bank of Scotland Group PLC, Subordinated Notes:
20,000	5.000% due 11/12/13	18,357
40,000	5.000% due 10/1/14	36,216
40,000	5.050% due 1/8/15	35,924
120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (c)(e)	106,842
130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (c)(e)(f)	68,325
60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (e)	41,869
420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	426,987
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	87,250

	Total Commercial Banks	1,161,512

Consumer Finance — 4.8%
130,000	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	69,560
	American Express Co.:
70,000	Senior Notes, 8.125% due 5/20/19	82,932
100,000	Subordinated Debentures, 6.800% due 9/1/66 (e)	86,500
70,000	American Express Credit Corp., Senior Notes, 5.125% due 8/25/14	72,487
	Ford Motor Credit Co.:
860,000	Notes, 7.375% due 10/28/09	860,237
131,000	Senior Notes, 5.549% due 6/15/11 (e)	125,269
	GMAC LLC:
	Senior Notes:
12,000	7.250% due 3/2/11 (c)	11,670
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

Consumer Finance — 4.8% (continued)
$94,000	6.875% due 9/15/11 (c)	$89,770
113,000	6.625% due 5/15/12 (c)	105,090
51,000	7.500% due 12/31/13 (c)	45,135
92,000	6.750% due 12/1/14 (c)	79,120
41,000	Subordinated Notes, 8.000% due 12/31/18 (c)	31,365
	SLM Corp.:
	Medium-Term Notes:
135,000	5.000% due 10/1/13	107,560
225,000	5.375% due 5/15/14	172,375
30,000	5.050% due 11/14/14	22,076
25,000	5.625% due 8/1/33	15,731
30,000	Senior Notes, 0.000% due 4/1/14 (e)	19,886

	Total Consumer Finance	1,996,763

Diversified Financial Services — 4.7%
100,000	AGFC Capital Trust I, Junior Subordinated Notes, 6.000% due 1/15/67 (c)(e)	41,500
50,000	Bank of America Corp., Senior Notes, 7.625% due 6/1/19	56,438
	Citigroup Inc.:
	Notes:
160,000	6.500% due 8/19/13	168,103
150,000	6.875% due 3/5/38	150,924
180,000	Subordinated Notes, 5.000% due 9/15/14	171,469
220,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (c)	225,836
	General Electric Capital Corp.:
260,000	Senior Notes, 6.875% due 1/10/39	273,185
220,000	Subordinated Debentures, 6.375% due 11/15/67 (e)	182,322
	JPMorgan Chase & Co., Subordinated Notes:
410,000	5.125% due 9/15/14	427,609
110,000	6.125% due 6/27/17	116,114
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (e)(f)	92,502
50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	52,250

	Total Diversified Financial Services	1,958,252

Insurance — 0.9%
	American International Group Inc.:
110,000	Junior Subordinated Debentures, 6.250% due 3/15/37	55,000
20,000	Medium-Term Notes, Senior Notes, 5.850% due 1/16/18	14,502
	MetLife Inc.:
190,000	Junior Subordinated Debentures, 6.400% due 12/15/36	163,400
60,000	Senior Notes, 6.750% due 6/1/16	67,051
100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (e)	88,049

	Total Insurance	388,002

Real Estate Management & Development — 0.1%
110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	61,325

Thrifts & Mortgage Finance — 0.2%
100,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	86,000

	TOTAL FINANCIALS	6,054,170

HEALTH CARE — 2.3%
Health Care Providers & Services — 1.4%
30,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	30,825
50,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	49,750
	HCA Inc.:
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

Health Care Providers & Services — 1.4% (continued)
	Senior Notes:
$10,000	6.300% due 10/1/12	$9,650
58,000	6.250% due 2/15/13	55,680
1,000	Senior Secured Notes, 9.625% due 11/15/16 (d)	1,043
75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	74,625
30,000	UnitedHealth Group Inc., Senior Notes, 6.000% due 2/15/18	31,577
300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	321,264
10,000	WellPoint Inc., Notes, 5.875% due 6/15/17	10,571

	Total Health Care Providers & Services	584,985

Pharmaceuticals — 0.9%
140,000	Abbott Laboratories, Senior Notes, 5.125% due 4/1/19	148,641
90,000	Pfizer Inc., Senior Notes, 6.200% due 3/15/19	101,627
110,000	Wyeth, Notes, 5.950% due 4/1/37	121,565

	Total Pharmaceuticals	371,833

	TOTAL HEALTH CARE	956,818

INDUSTRIALS — 2.4%
Aerospace & Defense — 0.5%
	Boeing Co., Senior Notes:
40,000	6.000% due 3/15/19	44,951
20,000	4.875% due 2/15/20	20,672
	L-3 Communications Corp., Senior Subordinated Notes:
25,000	7.625% due 6/15/12	25,406
125,000	6.375% due 10/15/15	126,875

	Total Aerospace & Defense	217,904

Airlines — 0.5%
175,070	Delta Air Lines Inc., Pass-Through Certificates, 6.821% due 8/10/22	161,940
34,502	Northwest Airlines Corp., Pass-Through Certificates, 7.575% due 3/1/19	28,292
23,260	United Airlines Inc., Pass-Through Certificates, 8.030% due 7/1/11	25,470

	Total Airlines	215,702

Building Products — 0.0%
20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	19,750

Industrial Conglomerates — 1.1%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	450,791

Road & Rail — 0.3%
20,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14	20,300
30,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16 (c)	33,300
50,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (c)	52,625

	Total Road & Rail	106,225

	TOTAL INDUSTRIALS	1,010,372

MATERIALS — 1.0%
Chemicals — 0.2%
50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20 (a)(b)	34,000
60,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17	58,500

	Total Chemicals	92,500

Containers & Packaging — 0.0%
25,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (a)(b)(g)	0

Metals & Mining — 0.6%
60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	63,914
	Rio Tinto Finance USA Ltd., Notes:
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

Metals & Mining — 0.6% (continued)
$10,000	5.875% due 7/15/13	$10,783
30,000	6.500% due 7/15/18	32,315
35,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	33,687
	Teck Resources Ltd., Senior Secured Notes:
5,000	9.750% due 5/15/14	5,525
5,000	10.250% due 5/15/16	5,675
5,000	10.750% due 5/15/19	5,838
70,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	72,592

	Total Metals & Mining	230,329

Paper & Forest Products — 0.2%
80,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	83,389

	TOTAL MATERIALS	406,218

TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 2.7%
	AT&T Inc., Global Notes:
100,000	5.500% due 2/1/18	104,512
20,000	5.800% due 2/15/19	21,440
100,000	6.550% due 2/15/39	109,396
155,000	Deutsche Telekom International Finance BV, Senior Notes, 5.750% due 3/23/16	164,568
50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(b)(g)	0
20,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	20,600
5,000	Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16	5,275
160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	169,949
20,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	17,725
50,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	49,625
140,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	145,123
30,000	Verizon Communications Inc., Senior Notes, 8.950% due 3/1/39	41,229
80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	90,958
120,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	130,589
40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	41,100

	Total Diversified Telecommunication Services	1,112,089

Wireless Telecommunication Services — 0.6%
30,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	31,166
30,000	Rogers Communications Inc., Senior Notes, 6.800% due 8/15/18	33,725
200,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	207,500

	Total Wireless Telecommunication Services	272,391

	TOTAL TELECOMMUNICATION SERVICES	1,384,480

UTILITIES — 4.2%
Electric Utilities — 1.7%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	77,352
165,000	Exelon Corp., Bonds, 5.625% due 6/15/35	159,570
245,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	275,414
90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	93,600
110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	122,772

	Total Electric Utilities	728,708

Independent Power Producers & Energy Traders — 2.0%
	AES Corp., Senior Notes:
40,000	7.750% due 10/15/15	40,400
196,000	8.000% due 10/15/17	198,205
35,000	Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/1/16 (c)	36,050
60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	46,500
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

Independent Power Producers & Energy Traders — 2.0% (continued)
$20,000	Edison Mission Energy, Senior Notes, 7.625% due 5/15/27	$14,400
606,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (d)	402,990
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	24,625
35,000	7.375% due 2/1/16	33,950
44,000	TXU Corp., Senior Notes, 5.550% due 11/15/14	30,248

	Total Independent Power Producers & Energy Traders	827,368

Multi-Utilities — 0.5%
150,000	Dominion Resources Inc., Senior Notes, 8.875% due 1/15/19	190,096

	TOTAL UTILITIES	1,746,172

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $16,995,674)	15,559,030

ASSET-BACKED SECURITIES — 2.3%
FINANCIALS — 2.3%
Home Equity — 2.3%
94,857	Accredited Mortgage Loan Trust, 0.486% due 9/25/35 (e)	74,407
392,699	ACE Securities Corp., 0.416% due 1/25/36 (e)	36,773
199,090	Bear Stearns Asset-Backed Securities Trust, 0.596% due 9/25/34 (e)	187,908
83,405	Countrywide Asset-Backed Certificates, 1.496% due 6/25/34 (e)	5,683
330,160	Countrywide Home Equity Loan Trust, 0.543% due 12/15/33 (c)(e)	52,826
281,944	First Horizon ABS Trust, 0.406% due 10/25/34 (e)	88,391
325,698	GSRPM Mortgage Loan Trust, 0.546% due 3/25/35 (c)(e)(g)	162,860
240,512	Indymac Home Equity Loan Asset-Backed Trust, 0.416% due 4/25/36 (e)	72,971
486,086	Lehman XS Trust, 0.456% due 9/25/46 (e)	224,410
299,561	SACO I Trust, 0.416% due 2/25/34 (e)	41,666
7,825	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (b)(c)	1

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $2,742,248)	947,896

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2%
414,158	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (e)	255,091
313,702	Banc of America Mortgage Securities, 4.798% due 9/25/35 (e)	251,353
254,122	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (c)	262,618
	Countrywide Alternative Loan Trust:
34,713	5.500% due 10/25/33	32,896
396,522	0.576% due 11/20/35 (e)	214,404
396,335	0.516% due 1/25/36 (e)	209,114
446,143	0.456% due 7/25/46 (e)	192,352
	Countrywide Home Loan, Mortgage Pass-Through Trust:
282,631	2.493% due 11/25/34 (e)	166,469
281,900	0.546% due 5/25/35 (e)	149,333
610,000	CS First Boston Mortgage Securities Corp., 5.230% due 12/15/40 (e)	587,082
182,248	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.935% due 8/25/35 (e)	158,099
	Downey Savings & Loan Association Mortgage Loan Trust:
251,680	0.456% due 3/19/45 (e)	125,575
360,459	1.821% due 3/19/46 (e)	145,230
40,000	GS Mortgage Securities Corp. II, 6.712% due 8/15/18 (c)	41,081
412,247	GSR Mortgage Loan Trust, 4.323% due 10/25/35 (e)	318,439
	Harborview Mortgage Loan Trust:
258,106	0.646% due 11/19/34 (e)	152,998
110,944	0.646% due 11/19/34 (e)	54,571
303,413	0.596% due 1/19/35 (e)	167,450
	Indymac Index Mortgage Loan Trust:
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2% (continued)
$173,287	4.468% due 3/25/35 (e)	$93,714
270,195	5.639% due 8/25/37 (e)	146,322
552,377	0.456% due 5/25/46 (e)	264,040
	JPMorgan Chase Commercial Mortgage Securities Corp.:
250,000	5.814% due 6/12/43 (e)	236,337
200,000	6.007% due 6/15/49 (e)	185,412
142,252	MASTR ARM Trust, 5.633% due 11/25/35 (c)(e)	78,170
141,459	Merrill Lynch Mortgage Investors Trust, 5.043% due 5/25/34 (e)	130,704
510,243	Morgan Stanley Mortgage Loan Trust, 5.330% due 3/25/36 (e)	306,368
149,537	RBSGC Mortgage Pass-Through Certificates, 0.696% due 1/25/37 (e)	75,338
163,815	Residential Accredit Loans Inc., 0.606% due 1/25/37 (e)	79,947
161,692	Structured ARM Loan Trust, 5.886% due 11/25/35 (e)	92,800
254,335	Structured Asset Mortgage Investments Inc., 0.456% due 5/25/46 (e)	131,482
360,459	Voyager Dwnys Delaware Trust, 2.130% due 3/20/47 (b)(c)(e)(g)	97,028
	Washington Mutual Inc., Mortgage Pass-Through Certificates:
205,151	5.922% due 9/25/36 (e)	153,407
426,117	0.516% due 12/25/45 (e)	258,111
242,275	0.536% due 12/25/45 (e)	139,294
	Wells Fargo Mortgage Backed Securities Trust:
368,477	5.000% due 10/25/35 (e)	335,972
129,174	5.240% due 4/25/36 (e)	99,957

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $9,579,923)	6,388,558

MORTGAGE-BACKED SECURITIES — 34.1%
FHLMC — 19.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
505,177	5.000% due 8/1/35 (h)	523,906
214,657	5.380% due 2/1/36 (e)(h)	224,545
74,232	5.705% due 2/1/37 (e)(h)	78,411
434,954	6.062% due 3/1/37 (e)(h)	460,489
191,354	5.875% due 5/1/37 (e)(h)	202,511
213,154	5.913% due 5/1/37 (e)(h)	225,857
	Gold:
52,056	7.000% due 2/1/15-5/1/16 (h)	55,996
151,077	6.500% due 9/1/31 (h)	162,673
4,918,574	5.000% due 7/1/35-12/1/36 (h)	5,100,055
449,844	5.500% due 11/1/35-4/1/38 (h)	471,747
606,532	6.000% due 12/1/36-2/1/37 (h)	642,084

	TOTAL FHLMC	8,148,274

FNMA — 9.4%
	Federal National Mortgage Association (FNMA):
1,231,583	6.500% due 3/1/16-11/1/36 (h)	1,322,181
779,786	5.500% due 12/1/16-2/1/37 (h)	819,216
200,000	5.500% due 10/19/24 (h)(i)	211,531
38,052	7.500% due 2/1/30-7/1/31 (h)	42,651
307,246	7.000% due 7/1/30-4/1/32 (h)	338,982
502,730	6.000% due 3/1/32-4/1/32 (h)	535,540
653,669	5.000% due 6/1/35-2/1/36 (h)	677,847

	TOTAL FNMA	3,947,948

GNMA — 5.3%
	Government National Mortgage Association (GNMA):
34,954	7.000% due 6/15/28-7/15/29	38,553
171,850	6.500% due 9/15/28-2/15/31	185,757
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face
Amount	Security	Value

GNMA — 5.3% (continued)
$600,000	5.000% due 10/21/39 (i)	$620,906
600,000	5.500% due 10/21/39 (i)	629,995
700,000	6.000% due 10/21/39-11/19/39 (i)	738,873

	TOTAL GNMA	2,214,084

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $13,545,080)	14,310,306

SOVEREIGN BONDS — 1.8%
Italy — 0.9%
350,000	Region of Lombardy, 5.804% due 10/25/32	365,951

Mexico — 0.3%
140,000	United Mexican States, Medium-Term Notes, 5.875% due 1/15/14	150,500

Russia — 0.6%
175,000	Russian Federation, 11.000% due 7/24/18 (c)	248,063

	TOTAL SOVEREIGN BONDS
	(Cost — $738,497)	764,514

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.6%
U.S. Government Agencies — 1.0%
300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (c)	325,462
80,000	Federal National Mortgage Association (FNMA), Subordinated Debentures, zero coupon bond to yield 6.156% due 10/9/19 (h)	44,825
40,000	Tennessee Valley Authority, 5.250% due 9/15/39	42,368

	Total U.S. Government Agencies	412,655

U.S. Government Obligations — 5.6%
	U.S. Treasury Bonds:
919,000	3.500% due 2/15/39	832,845
490,000	4.250% due 5/15/39	507,073
200,000	4.500% due 8/15/39	215,688
	U.S. Treasury Notes:
10,000	2.625% due 7/31/14	10,170
380,000	2.625% due 4/30/16	375,191
100,000	3.250% due 5/31/16	102,477
280,000	3.000% due 9/30/16	281,203
34,000	3.125% due 5/15/19	33,466
10,000	3.625% due 8/15/19	10,267

	Total U.S. Government Obligations	2,368,380

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $2,683,222)	2,781,035

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.0%
	U.S. Treasury Bonds, Inflation Indexed:
30,841	1.750% due 1/15/28 (j)	29,617
160,494	2.500% due 1/15/29	172,882
	U.S. Treasury Notes, Inflation Indexed:
22,851	2.000% due 7/15/14	23,779
169,182	1.625% due 1/15/15	172,566

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost — $380,772)	398,844

See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

COMMON STOCKS — 0.0%
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (b)(g)*	$0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (b)(g)*	0

	TOTAL COMMON STOCKS
	(Cost — $0)	0

PREFERRED STOCKS — 0.2%
FINANCIALS — 0.2%
Consumer Finance — 0.1%
86	Preferred Blocker Inc., 7.000% (c)	50,017

Thrifts & Mortgage Finance — 0.1%
7,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (e)(h)*	12,670
300	Federal National Mortgage Association (FNMA), 7.000% (e)(h)*	825
5,300	Federal National Mortgage Association (FNMA), 8.250% (e)(h)*	8,533

	Total Thrifts & Mortgage Finance	22,028

	TOTAL PREFERRED STOCKS
	(Cost — $342,061)	72,045

Warrants

WARRANTS — 0.0%
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)(c)(g)* (Cost — $3,947)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $47,011,424)	41,222,228

Face
Amount

SHORT-TERM INVESTMENTS — 6.2%
U.S. Government Agency — 0.7%
$292,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.341%- 0.401% due 1/25/10 (h)(j)(k) (Cost — $291,652)	291,929

Repurchase Agreement — 5.5%
2,298,000	Morgan Stanley tri-party repurchase agreement dated 9/30/09, 0.030% due 10/1/09; Proceeds at maturity — $2,298,002; (Fully collateralized by U.S. government agency obligation, 4.800% due 8/26/19; Market value — $2,356,427) (Cost — $2,298,000)	2,298,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $2,589,652)	2,589,929

	TOTAL INVESTMENTS — 104.5% (Cost — $49,601,076#)	43,812,157
	Liabilities in Excess of Other Assets — (4.5)%	(1,894,586)

	TOTAL NET ASSETS — 100.0%	$41,917,571

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of September 30, 2009.

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
See Notes to Schedule of Investments.

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ARM — Adjustable Rate Mortgage
GMAC — General Motors Acceptance Corp.
MASTR — Mortgage Asset Securitization Transactions Inc.
Schedule of Written Options

		Expiration	Strike
Contracts	Security	Date	Price	Value
8	Eurodollar Futures, Call	3/15/10	$99.50	$2,300
13	Eurodollar Futures, Put	3/15/10	99.13	4,713
8	U.S. Treasury Bonds Futures, Call	11/20/09	121.00	20,500

	Total Written Options (Premiums Received — $26,234)			$27,513

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Western Asset Variable Diversified Strategic Income Portfolio (formerly known as Legg Mason Partners Variable Diversified Strategic Income Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Long-term investments:
Corporate bonds & notes	—	$15,559,030	$0	$15,559,030
Asset-backed securities	—	947,896	—	947,896
Collateralized mortgage obligations	—	6,388,558	—	6,388,558

Notes to Schedule of Investments (unaudited) (continued)

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-backed securities	—	14,310,306	—	14,310,306
Sovereign bonds	—	764,514	—	764,514
U.S. government & agency obligations	—	2,781,035	—	2,781,035
U.S. treasury inflation protected securities	—	398,844	—	398,844
Common stocks	—	—	0	0
Preferred stocks	$22,028	50,017	—	72,045
Warrants	—	—	0	0

Total long-term securities	22,028	41,200,200	0	41,222,228

Short-term investments†	—	2,589,929	—	2,589,929

Total investments	22,028	43,790,129	0	43,812,157

Other financial instruments:

Written options	(27,513)	—	—	(27,513)
Futures contracts	132,691	—	—	132,691

Total other financial instruments	105,178	—	—	105,178

Total	$127,206	$43,790,129	$0	$43,917,335

†	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate
	Bonds &	Common
Investments in Securities	Notes	Stocks	Warrants	TOTAL

Balance as of December 31, 2008	$192,743	$0	$0	$192,743
Accrued premiums/discounts	6,402	—	—	6,402
Realized gain/(loss)(1)	5,714	(49,437)	(17,305)	(61,028)
Change in unrealized appreciation (depreciation)(2)	120,855	49,437	17,305	187,597
Net purchases (sales)	2,701	—	—	2,701
Net transfers in and/or out of Level 3	(328,415)	—	—	(328,415)

Balance as of September 30, 2009	$0	$0	$0	$0

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009	$(74,752)	$0	$(3,947)	$(78,699)

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the

Notes to Schedule of Investments (unaudited) (continued)
settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(f) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Mortgage Dollar Rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

Notes to Schedule of Investments (unaudited) (continued)
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.
The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(j) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Other Risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.
(l) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,759,504
Gross unrealized depreciation	(7,548,423)

Net unrealized depreciation	$(5,788,919)

Notes to Schedule of Investments (unaudited) (continued)
At September 30, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to buy:
Eurodollar	34	3/10	$8,371,528	$8,446,875	$75,347
Eurodollar	5	6/10	1,224,522	1,237,875	13,353
U.S. Treasury 2-Year Notes	2	12/09	431,553	433,937	2,384
U.S. Treasury 10-Year Notes	20	12/09	2,318,893	2,366,562	47,669
U.S. Treasury 30-Year Bonds	3	12/09	355,650	364,125	8,475

					$147,228

Contracts to sell:
U.S. Treasury 5-Year Notes	9	12/09	$1,030,307	$1,044,844	$(14,537)

Net unrealized gain on open futures contracts					$132,691

During the period ended September 30, 2009, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Written options, outstanding December 31, 2008	126	$114,449
Options written	228	172,765
Options closed	(232)	(166,542)
Options exercised	(33)	(28,686)
Options expired	(60)	(65,752)

Written options, outstanding September 30, 2009	29	$26,234

At September 30, 2009, the Portfolio held TBA securities with a total cost of $2,188,297.
3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2009.

	Futures Contracts
			Written
Primary Underlying	Unrealized	Unrealized	Options, at
Risk Disclosure	Appreciation	Depreciation	value	Total

Interest Rate Contracts	$147,228	$(14,537)	$(27,513)	$105,178
The Portfolio had average market values of $76,173, $17,865,277 and $926,992 in written options, futures contracts (to buy) and futures contracts (to sell), respectively, during the period ended September 30, 2009.
As of September 30, 2009, the Portfolio did not have any open forward foreign currency contracts but had average market values of $92,338 and $92,338 in forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively, during the period ended September 30, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: November 24, 2009